Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,572,463	$ 6,943,473
Principal payments	(60,780)	(79,239)
Reclassifications and other	24,337	(7,169)
Ending balance	5,536,020	6,857,065
Short-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	220,116	253,020
Principal payments	(54,054)	(72,959)
Reclassifications and other	51,052	79,762
Ending balance	217,114	259,823
Long-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,823,657	1,757,372
Reclassifications and other	(22,085)	(90,577)
Ending balance	1,801,572	1,666,795
Secured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,017,501	1,015,657
Reclassifications and other	477	451
Ending balance	1,017,978	1,016,108
Short-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	249,650
Reclassifications and other	233
Ending balance	249,883
Long-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,025,001	2,270,246
Reclassifications and other	1,002	1,311
Ending balance	2,026,003	2,271,557
Private Placement Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,394,552
Reclassifications and other		2,549
Ending balance		1,397,101
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,944	24,670
Principal payments	(6,726)	(6,280)
Reclassifications and other	6,370	6,043
Ending balance	28,588	24,433
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	207,594	227,956
Reclassifications and other	(12,712)	(6,708)
Ending balance	$ 194,882	$ 221,248